SIGNIFICANT ACCOUNTING POLICIES - Annual depreciation rates (Details)	12 Months Ended
Dec. 31, 2025
Office furniture and equipment
Property and equipment
Property and equipment depreciation rates	7.00%
Computer software and electronic equipment
Property and equipment
Property and equipment depreciation rates	33.00%
Laboratory equipment
Property and equipment
Property and equipment depreciation rates	15.00%